Summary of significant accounting policies (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Offsetting Assets [Line Items]
Net loss	$ 1,598,805	$ 2,069,012	$ 1,570,101
Net cash provided by (used in) operating activities	5,189,453	6,715,672	$ 4,422,304
Accumulated loss	$ 16,138,630			$ 20,885,001
Foreign currency exchange rate, translation	0.7727			0.7727
Fixed deposit				$ 1,000,000	$ 1,000,000
Allowance for current expected credit losses	$ 100,083			$ 129,517	$ 129,517
Contract Liabilities [Member]
Offsetting Assets [Line Items]
Recognized revenue		$ 882,962